Fees Summary	Aug. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,538,500,000.00
Previously Paid Amount	0.00
Total Fee Amount	350,566.85
Total Offset Amount	279,742.70
Net Fee	$ 70,824.15
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A